Trade and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables Text Block [Abstract]
Schedule of trade and other receivables, net
	As of December 31
	2022	2021
Trade receivables, net of discounts [1]	$126,456	$111,071
Other receivables	15,211	16,408
Impairment of trade and other receivables [2]	(12,065)	(10,030)
Trade receivables, net of discounts and impairment	$129,602	$117,449

[1]	Discount and return provision amounts to $13,443 (2021: $7,345).
[2]	Total impairment balance is comprised of $10,768 (2021: $8,755) for trade receivables and $1,297 (2021: $1,275) for other receivables.